Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Borrowings

Borrowings as of June 30, 2026 and December 31, 2025 consisted of the following:

	June 30, 2026	December 31, 2025
Credit facilities	$1,130,638	$1,124,761
Financial liabilities	519,087	432,477
Finance lease liabilities	310,064	329,860
Senior unsecured bonds	330,000	300,000
Total borrowings	$2,289,789	$2,187,098
Add: Bond premium	812	—
Less: Current portion of long-term borrowings, net	(216,266)	(277,365)
Less: Deferred finance costs, net	(27,788)	(27,512)
Long-term borrowings, net	$2,046,547	$1,882,221

Borrowings - Maturities of Long Term Debt

The maturity table below reflects the principal payments for the next five 12-month periods and thereafter of all borrowings of Navios Partners outstanding as of June 30, 2026, based on the repayment schedules of the respective credit facilities, the 2030 Bonds, financial liabilities and finance lease liabilities.

Period	Amount
2027	$221,066
2028	217,535
2029	262,059
2030	231,847
2031	522,407
2032 and thereafter	834,875
Total	$2,289,789